Property, Plant and Equipment - Additional Information (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Property, Plant and Equipment [Abstract]
Property, plant and equipment 1		$ 0
Property, plant and equipment 2		0
Property, plant and equipment 3	$ 0	$ 760,814